Investment Objectives and Goals	Mar. 31, 2024
Schwab Ariel ESG ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Ariel ESG ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.
Schwab Crypto Thematic ETF
Prospectus [Line Items]
Risk/Return [Heading]	Schwab Crypto Thematic ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that is designed to deliver global exposure to companies that may benefit from the development or utilization of cryptocurrencies (including bitcoin) and other digital assets, and the business activities connected to blockchain and other distributed ledger technology.